Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Text Block]
Note 12 – Accrued Liabilities

	December 31,
	2013	2012
	(Millions)
Interest on debt	$167	$148
Employee costs	127	137
Estimated rate refund liability	98	—
Asset retirement obligations	64	68
Other, including other loss contingencies	341	275
	$797	$628